First Quarter Report
October 31, 2023 (Unaudited)
Columbia Floating Rate Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.4%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	218,847
iHeartMedia, Inc., Class A(a)	84,607	198,827
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		417,674
Total Communication Services		417,674
Consumer Discretionary 0.0%
Broadline Retail 0.0%
Belk, Inc.(a)	231	2,271
Household Durables 0.0%
Serta Simmons Bedding LLC(a)	394	4,827
Total Consumer Discretionary		7,098
Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(a)	184,336	44,425
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a)	64,498	4,676
Southcross Energy Partners LLC(a),(c)	107,918	0
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	81,658
Total		86,334
Total Energy		130,759
Financials 0.2%
Capital Markets 0.0%
Bright Bidco BV(a)	4,398	4,864
Financial Services 0.2%
Windstream Services LLC(a)	139,708	1,432,007
Total Financials		1,436,871
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(a)	60,744	136,674
Total Industrials		136,674
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a)	8,710	3,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.1%
Avaya Holdings Corp.(a)	11,843	153,959
Avaya Holdings Corp.(a)	57,166	743,158
Total		897,117
Total Information Technology		900,949
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(a),(b),(c)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,674,416)		3,030,027

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	768,750
Total Convertible Bonds (Cost $1,453,052)			768,750

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	9,297	2,371
Total Information Technology			2,371
Total Convertible Preferred Stocks (Cost $201,434)			2,371

Corporate Bonds & Notes 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.2%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	1,250,000	1,194,607
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(d)
08/15/2028	6.875%	3,750,000	3,204,531
2	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	1,673,782
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,500,000	1,916,701
Total			3,590,483
Chemicals 0.1%
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,000,000	797,897
Environmental 0.2%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	1,250,000	1,151,283
Finance Companies 0.4%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,224,423
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	1,250,000	1,045,713
Total			3,270,136
Food and Beverage 0.2%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,300,000	1,246,909
Gaming 0.2%
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,000,000	1,896,983
Health Care 0.2%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	2,000,000	1,848,455
Independent Energy 0.5%
Baytex Energy Corp.(d)
04/30/2030	8.500%	2,000,000	1,983,342
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,000,000	1,866,380
Total			3,849,722
Leisure 0.1%
Viking Cruises Ltd.(d)
09/15/2027	5.875%	1,250,000	1,125,751
Media and Entertainment 0.1%
Diamond Sports Group LLC/Finance Co.(d),(e)
08/15/2026	0.000%	2,591,000	29,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	389,925
05/01/2027	8.375%	867,232	531,346
Total			950,335
Metals and Mining 0.1%
Constellium SE(d)
06/15/2028	5.625%	1,250,000	1,143,343
Oil Field Services 0.3%
Venture Global LNG, Inc.(d)
06/01/2028	8.125%	2,000,000	1,941,759
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	1,000,000	878,086
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	4,614,000	4,209,720
Technology 0.6%
Imola Merger Corp.(d)
05/15/2029	4.750%	1,500,000	1,309,868
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	2,500,000	1,313,252
NCR Corp.(d)
04/15/2029	5.125%	2,000,000	1,720,400
Total			4,343,520
Wireless 0.2%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,500,000	1,182,696
Total Corporate Bonds & Notes (Cost $45,317,583)			37,826,216

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
Floating Rate 1.1%
First Trust Senior Loan ETF	77,000	3,498,880
Invesco Senior Loan ETF	47,500	988,000
SPDR Blackstone Senior Loan ETF	85,000	3,531,750
Total		8,018,630
Total Exchange-Traded Fixed Income Funds (Cost $7,941,693)		8,018,630

Columbia Floating Rate Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans 87.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
TransDigm, Inc.(f),(g)
Tranche I Term Loan
3-month Term SOFR + 3.250% 08/24/2028	8.640%	4,159,759	4,153,187
Airlines 1.4%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.427%	3,527,737	3,571,834
Air Canada(f),(g)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/11/2028	9.128%	2,493,687	2,489,323
United AirLines, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 04/21/2028	9.189%	2,180,395	2,172,218
WestJet Airlines Ltd.(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 12/11/2026	8.424%	2,242,597	2,162,245
Total			10,395,620
Automotive 1.4%
American Axle & Manufacturing, Inc.(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.980%	1,248,104	1,242,388
Clarios Global LP(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 05/06/2030	9.074%	3,863,279	3,853,621
First Brands Group LLC(f),(g)
1st Lien Term Loan
6-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.881%	2,807,907	2,764,609
Term Loan
6-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.881%	2,618,546	2,575,994
Total			10,436,612
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 2.0%
AlixPartners LLP(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/04/2028	8.189%	2,442,398	2,438,881
Allspring Buyer LLC(f),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.949%	1,310,685	1,275,258
Cetera Financial Group(f),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 4.500% 08/09/2030	9.941%	1,485,830	1,441,523
Citadel Securities LP(f),(g)
Term Loan
1-month Term SOFR + 2.500% 07/29/2030	7.939%	3,640,858	3,625,165
Hightower Holding LLC (f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.380%	2,743,003	2,680,133
Russell Investments US Institutional Holdco, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 1.000% 05/30/2025	8.924%	880,938	833,772
VFH Parent LLC(f),(g)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.427%	3,189,570	3,163,671
Total			15,458,403
Building Materials 4.2%
Beacon Roofing Supply, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.250% 05/19/2028	7.689%	2,030,192	2,025,970
Cornerstone Building Brands, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% 04/12/2028	8.685%	3,097,426	2,936,112
Covia Holdings LLC(f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	9.676%	3,080,573	3,056,175

4	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CPG International LLC(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	7.924%	1,246,851	1,242,562
Hunter Douglas Holding BV(f),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.891%	3,479,287	3,281,420
LBM Acquisition LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.174%	1,994,894	1,895,149
Park River Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.907%	2,144,699	2,022,601
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 2.625% 02/01/2027	8.064%	1,949,367	1,943,928
1st Lien Term Loan
1-month Term SOFR + 2.750% 03/19/2029	8.189%	1,506,471	1,504,753
SRS Distribution, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.924%	1,696,415	1,651,358
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.939%	1,431,410	1,395,625
Standard Building Solutions, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 09/22/2028	7.953%	2,760,004	2,762,460
White Cap Supply Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	9.074%	3,898,007	3,867,018
Wilsonart LLC(f),(g)
Tranche E Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 12/31/2026	8.740%	2,214,587	2,190,603
Total			31,775,734
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 3.0%
Charter Communications Operating LLC(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.133%	1,509,867	1,505,745
CSC Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.835%	2,769,631	2,582,681
DirectTV Financing LLC(f),(g)
Term Loan
1-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.439%	3,876,671	3,766,612
Iridium Satellite LLC(f),(g)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 09/20/2030	7.824%	2,756,100	2,750,506
Radiate Holdco LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 09/25/2026	8.689%	2,085,733	1,721,126
Telesat Canada(f),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.434%	5,156,123	3,507,452
UPC Financing Partnership(f),(g)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.374%	3,250,000	3,182,302
Virgin Media Bristol LLC(f),(g)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.949%	2,000,000	1,941,000
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.699%	2,175,000	2,129,804
Total			23,087,228
Chemicals 3.9%
Aruba Investments Holdings LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/24/2027	9.424%	1,452,751	1,427,328

Columbia Floating Rate Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(f),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	10.317%	2,153,241	2,026,350
Herens Holdco SARL(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	9.415%	1,963,114	1,649,840
Ineos Quattro Holdings UK Ltd.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 01/29/2026	8.189%	2,150,500	2,109,662
Tranche B Term Loan
1-month Term SOFR + 3.750% 03/14/2030	9.174%	801,215	779,182
Ineos US Finance LLC(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/08/2028	7.924%	2,407,778	2,342,431
Innophos Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% 02/05/2027	8.689%	2,679,533	2,646,708
Nouryon Finance BV(f),(g)
Term Loan
1-month Term SOFR + 4.000% 04/03/2028	9.419%	2,272,161	2,216,061
1-month Term SOFR + 4.000% 04/03/2028	9.434%	1,678,689	1,639,340
Olympus Water US Holding Corp.(f),(g)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.402%	1,688,043	1,643,732
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 11/09/2028	10.390%	1,422,653	1,406,293
PMHC II, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.807%	2,067,981	1,870,241
Sparta US Holdco LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2028	8.679%	1,965,000	1,948,632
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tronox Finance LLC(f),(g)
Term Loan
1-month Term SOFR + 3.500% 08/16/2028	8.824%	867,863	853,222
Windsor Holdings III LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.500% 08/01/2030	9.815%	3,682,643	3,664,230
WR Grace Holdings LLC(f),(g)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.402%	1,745,558	1,709,198
Total			29,932,450
Construction Machinery 0.2%
Columbus McKinnon Corp.(f),(g)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 05/14/2028	8.422%	1,201,622	1,199,375
Consumer Cyclical Services 4.5%
Allied Universal Holdco LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	9.174%	1,994,911	1,890,936
Amentum Government Services Holdings LLC(f),(g)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.439%	1,454,887	1,425,789
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	9.335%	2,493,687	2,433,689
APX Group, Inc.(f),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 07/10/2028	8.929%	2,305,880	2,302,283
Arches Buyer, Inc.(f),(g),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.674%	4,083,031	3,961,275
Cast & Crew LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/09/2026	8.939%	966,621	950,914
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.074%	1,557,170	1,519,533

6	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Conservice Midco LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% 05/13/2027	9.674%	2,402,389	2,388,888
Corporation Service Co.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/02/2029	8.674%	2,506,069	2,504,515
Cushman & Wakefield US Borrower LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% 08/21/2025	8.189%	121,367	120,912
1-month Term SOFR + 4.000% Floor 0.500% 01/31/2030	9.324%	1,465,804	1,403,508
Cushman & Wakefield US Borrower LLC(c),(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.674%	1,238,092	1,179,283
Go Daddy Operating Co. LLC(f),(g)
Term Loan
1-month Term SOFR + 2.500% 11/09/2029	7.824%	1,124,171	1,124,429
Prime Security Services Borrower LLC(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 10/13/2030	7.832%	1,480,494	1,476,792
Sotheby’s(f),(g)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.155%	3,117,725	3,009,571
Uber Technologies, Inc.(f),(g)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.159%	3,153,914	3,149,656
WaterBridge Midstream Operating LLC(f),(g)
Term Loan
3-month Term SOFR + 5.750% Floor 1.000% 06/22/2026	11.390%	1,015,329	1,014,344
WW International, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.939%	2,871,875	2,029,468
Total			33,885,785
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 2.3%
Bombardier Recreational Products, Inc.(f),(g),(h)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	8.074%	2,939,037	2,929,867
Bombardier Recreational Products, Inc. (f),(g)
Term Loan
1-month Term SOFR + 2.000% 05/24/2027	7.424%	992,268	982,345
Kronos Acquisition Holdings, Inc.(f),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/22/2026	9.402%	1,994,872	1,951,124
Osmosis Buyer Ltd.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 07/31/2028	9.082%	1,246,843	1,221,770
SRAM LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	8.189%	2,858,182	2,841,204
SWF Holdings I Corp.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.439%	1,458,828	1,185,823
Topgolf Callaway Brands Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.100% 03/15/2030	8.924%	2,512,444	2,498,324
Weber-Stephen Products LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.689%	4,061,532	3,542,225
Total			17,152,682
Diversified Manufacturing 3.4%
Barnes Group, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.000% 09/03/2030	8.424%	1,719,877	1,696,951
Brookfield WEC Holdings, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/01/2025	8.189%	1,466,080	1,463,559

Columbia Floating Rate Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 08/01/2025	9.074%	2,103,750	2,104,339
DXP Enterprises, Inc.(f),(g)
Term Loan
6-month Term SOFR + 4.750% Floor 1.000% 10/11/2030	10.291%	2,630,584	2,600,990
Emrld Borrower LP(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 05/31/2030	8.324%	3,489,547	3,480,265
Filtration Group Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.939%	692,814	686,945
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.689%	2,235,623	2,234,573
Gates Global LLC(f),(g)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 03/31/2027	7.924%	1,855,906	1,851,266
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 11/16/2029	8.324%	997,481	996,134
Madison IAQ LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% 06/21/2028	8.703%	3,669,568	3,534,014
TK Elevator Midco GmbH(f),(g)
Tranche B1 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 07/30/2027	9.381%	3,523,986	3,497,133
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/02/2027	8.179%	1,888,198	1,883,006
Total			26,029,175
Electric 1.5%
Calpine Construction Finance Co. LP(f),(g)
Term Loan
1-month Term SOFR + 2.250% 07/31/2030	7.574%	1,396,928	1,383,950
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(f),(g)
Term Loan
1-month Term SOFR + 2.500% 12/16/2027	7.939%	1,435,897	1,434,246
Carroll County Energy LLC(f),(g)
Term Loan
3-month Term SOFR + 3.500% 02/13/2026	8.990%	1,170,418	1,127,627
Generation Bridge Northeast LLC(f),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 4.250% 08/22/2029	9.574%	2,094,933	2,091,164
Nautilus Power LLC(f),(g)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.902%	1,212,242	968,787
New Frontera Holdings LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 13.000% 07/28/2026	18.652%	979,319	1,020,940
2nd Lien Term Loan
3-month Term SOFR + 1.500% 07/28/2028	7.152%	339,370	173,079
PG&E Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 06/23/2025	8.439%	3,431,097	3,422,520
Total			11,622,313
Environmental 0.5%
Energy Solutions LLC(f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/20/2030	9.382%	2,551,700	2,531,924
Rockwood Service Corp.(f),(g)
Term Loan
1-month Term SOFR + 4.000% 01/23/2027	9.439%	1,624,804	1,623,797
Total			4,155,721
Finance Companies 0.2%
Avolon Borrower 1 LLC(f),(g)
Tranche B6 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 06/22/2028	7.839%	1,258,429	1,257,925

8	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.2%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B5 Term Loan
1-month Term SOFR + 2.500% 04/06/2028	7.939%	2,023,518	2,018,885
Tranche B6 Term Loan
1-month Term SOFR + 2.500% 06/22/2030	7.939%	1,496,250	1,491,881
Del Monte Foods, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.677%	2,743,437	2,647,417
Naked Juice LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.740%	1,723,175	1,580,479
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.490%	1,000,000	799,060
Primary Products Finance LLC(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	9.546%	4,109,285	4,090,218
Triton Water Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.902%	2,320,167	2,196,339
US Foods, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 11/22/2028	7.939%	871,561	873,086
Utz Quality Foods LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 01/20/2028	8.640%	994,886	992,707
Total			16,690,072
Gaming 4.0%
Caesars Entertainment, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/06/2030	8.674%	3,376,200	3,359,792
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.990%	3,393,019	3,387,930
Fertitta Entertainment LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.324%	3,454,549	3,373,817
Flutter Entertainment PLC(f),(g)
Term Loan
3-month Term SOFR + 2.250% 07/21/2026	7.902%	1,836,410	1,834,463
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/22/2028	8.902%	1,778,436	1,778,436
HRNI Holdings LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.674%	4,188,346	4,071,868
Light and Wonder International, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	8.435%	1,899,069	1,892,840
Ontario Gaming GTA LP(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.640%	2,787,892	2,783,822
PCI Gaming Authority(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/29/2026	7.939%	2,000,000	1,997,000
Penn Entertainment, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.170%	1,994,950	1,991,079
Scientific Games Holdings LP(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	8.914%	3,837,542	3,769,080
Total			30,240,127

Columbia Floating Rate Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 4.2%
CHG Healthcare Services, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/29/2028	8.689%	1,666,206	1,647,261
Element Materials Technology Group US Holdings, Inc.(f),(g)
Tranche B 1st Lien Delayed Draw Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	9.740%	874,161	844,291
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	9.740%	1,894,016	1,829,298
Envision Healthcare Corp.(e),(f)
Term Loan
03/31/2027	0.000%	278,820	361,072
03/31/2027	0.000%	1,642,295	280,832
03/31/2027	0.000%	770,918	2,120
ICON PLC(f),(g)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.902%	1,843,408	1,843,832
3-month Term SOFR + 2.250% 07/03/2028	7.902%	459,286	459,392
Medline Borrower LP(f),(g),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/23/2028	8.689%	6,274,177	6,231,073
Phoenix Guarantor, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.250% 03/05/2026	8.689%	2,202,681	2,177,593
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2026	8.939%	975,000	966,713
Pluto Acquisition I, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.000% 06/22/2026	9.684%	2,906,629	2,419,768
Select Medical Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.324%	3,460,491	3,446,441
Star Parent, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.386%	1,224,342	1,165,121
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 08/31/2026	9.203%	3,352,180	3,347,588
Team Health Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	10.633%	1,625,568	1,160,022
Upstream Newco, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.894%	3,937,511	3,711,104
Total			31,893,521
Independent Energy 0.8%
Hamilton Projects Acquiror LLC(f),(g)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 06/17/2027	9.939%	2,811,083	2,799,951
Parkway Generation LLC(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.395%	2,751,491	2,647,457
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.395%	363,663	349,913
Total			5,797,321
Leisure 3.5%
Alterra Mountain Co.(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 08/17/2028	8.939%	2,989,670	2,985,934
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 05/31/2030	9.174%	969,200	968,599
Carnival Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/09/2027	8.336%	643,147	631,088
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/18/2028	8.689%	3,927,044	3,850,152

10	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(f),(g)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	9.140%	2,709,487	2,702,713
Formula One Management Ltd.(f),(g),(h)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.574%	4,000,000	3,996,240
Life Time, Inc.(f),(g)
Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 01/15/2026	10.611%	2,684,339	2,682,326
NAI Entertainment Holdings LLC(f),(g),(i)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.449%	3,762,409	3,619,437
UFC Holdings LLC(f),(g)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.399%	2,889,497	2,885,076
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.189%	2,260,824	2,257,184
Total			26,578,749
Lodging 1.1%
Four Seasons Holdings, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2029	7.924%	1,994,975	1,993,858
Hilton Grand Vacations Borrower LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/02/2028	8.189%	3,191,875	3,188,396
Playa Resorts Holding BV(f),(g)
Term Loan
1-month Term SOFR + 4.250% 01/05/2029	9.585%	2,867,837	2,855,304
Total			8,037,558
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 5.0%
AppLovin Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.100% Floor 0.500% 10/25/2028	8.424%	2,050,364	2,043,413
Cengage Learning, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.405%	4,211,501	4,161,258
Clear Channel Outdoor Holdings, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/21/2026	8.929%	241,179	231,129
CMG Media Corp.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.990%	2,772,841	2,488,625
Creative Artists Agency LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/27/2028	8.824%	4,691,500	4,670,013
Dotdash Meredith, Inc.(c),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.415%	3,275,693	3,095,530
E.W. Scripps Co. (The)(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	8.001%	1,447,236	1,416,222
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.439%	829,500	793,856
Gray Television, Inc.(f),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	8.429%	2,947,500	2,823,351
Hubbard Radio LLC(f),(g)
Term Loan
1-month Term SOFR + 4.250% Floor 1.000% 03/28/2025	9.690%	2,280,241	1,918,253
iHeartCommunications, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	8.439%	1,703,204	1,447,962

Columbia Floating Rate Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	9.074%	2,955,772	2,771,036
Playtika Holding Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.189%	3,580,213	3,468,332
Pug LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 02/12/2027	8.939%	1,974,089	1,859,098
Sinclair Television Group, Inc.(f),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 04/01/2028	8.439%	1,201,620	840,533
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.689%	4,186,250	4,111,693
Total			38,140,304
Midstream 2.2%
Buckeye Partners LP(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/01/2026	7.666%	1,954,543	1,951,904
CQP Holdco LP(f),(g)
Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/05/2028	8.990%	2,346,000	2,342,575
GIP III Stetson I LP(f),(g)
Term Loan
1-month Term SOFR + 4.250% 07/18/2025	9.574%	2,601,951	2,599,505
ITT Holdings LLC(f),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 10/05/2030	3.250%	3,642,347	3,592,265
Oryx Midstream Services Permian Basin LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/05/2028	8.692%	2,446,741	2,441,309
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month Term SOFR + 3.750% 02/16/2028	9.240%	3,432,345	3,419,474
Total			16,347,032
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.6%
ChampionX Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	8.177%	2,000,000	2,003,120
Lealand Finance Co. BV(c),(f),(g)
Term Loan
1-month Term SOFR + 3.000% 06/28/2024	8.439%	33,314	23,320
Lealand Finance Co. BV(f),(g),(i)
Term Loan
1-month Term SOFR + 1.000% 06/30/2025	6.439%	456,624	240,490
MRC Global, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.000% 09/20/2024	8.439%	2,130,994	2,109,684
Total			4,376,614
Other Financial Institutions 2.2%
19th Holdings Golf LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.678%	1,246,843	1,178,267
Citco Group(f),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/27/2028	8.637%	1,575,432	1,574,770
FinCo I LLC(f),(g)
Term Loan
3-month Term SOFR + 3.000% 06/27/2029	8.383%	1,846,734	1,845,589
Freeport LNG Investments LLP(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.177%	3,926,785	3,855,632
GIP Pilot Acquisition Partners LP(f),(g)
Term Loan
3-month Term SOFR + 3.000% 10/04/2030	8.388%	2,395,195	2,389,207
IGT Holding IV AB(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.962%	2,784,850	2,761,652

12	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(f),(g)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 11/16/2026	7.174%	997,044	994,552
Tranche B6 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/01/2028	7.689%	1,889,627	1,885,016
Total			16,484,685
Other Industry 0.8%
APi Group DE, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.250% 10/01/2026	7.689%	1,517,076	1,516,605
Hillman Group, Inc. (The)(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/14/2028	8.189%	1,590,675	1,585,203
WireCo WorldGroup, Inc.(f),(g)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 11/13/2028	9.699%	2,679,746	2,652,949
Total			5,754,757
Packaging 2.7%
Anchor Glass Container Corp.(f),(g)
2nd Lien Term Loan
6-month Term SOFR + 7.750% Floor 1.000% 06/07/2026	14.061%	333,333	137,917
Charter Next Generation, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.189%	4,342,848	4,223,419
Clydesdale Acquisition Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.175% Floor 0.500% 04/13/2029	9.599%	3,356,282	3,242,235
Flint Group Packaging(f),(g)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 12/31/2027	7.000%	1,863,878	302,880
Tranche B 1st Lien Term Loan
1-month Term SOFR + 7.000% 12/31/2027	7.000%	1,397,678	988,857
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
1-month Term SOFR + 5.000% 12/31/2026	5.000%	2,951,371	2,742,326
Graham Packaging Co., Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 08/04/2027	8.439%	2,828,845	2,797,728
Mauser Packaging Solutions Holding Co.(f),(g)
Term Loan
1-month Term SOFR + 4.000% 08/14/2026	9.319%	997,494	965,614
Pactiv Evergreen, Inc.(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 02/05/2026	8.689%	596,887	595,281
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/24/2028	8.689%	2,780,297	2,764,505
Tosca Services LLC(f),(g)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	9.145%	1,929,926	1,577,715
Total			20,338,477
Pharmaceuticals 1.4%
Jazz Pharmaceuticals PLC(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 05/05/2028	8.939%	3,858,788	3,856,627
Organon & Co.(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/02/2028	8.450%	2,600,000	2,591,550
Sunshine Luxembourg VII SARL(f),(g)
Tranche B3 Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 10/01/2026	9.240%	3,852,906	3,845,932
Total			10,294,109
Property & Casualty 2.2%
AssuredPartners(f),(g),(h)
Tranche B4 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/12/2027	9.068%	1,186,082	1,179,653

Columbia Floating Rate Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(f),(g)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.689%	1,969,564	1,900,629
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.689%	1,462,500	1,396,073
Asurion LLC (f),(g)
Tranche B11 Term Loan
1-month Term SOFR + 4.250% 08/19/2028	9.674%	498,747	475,470
Hub International Ltd.(f),(g)
Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 06/20/2030	9.662%	2,977,847	2,975,732
Sedgwick Claims Management Services, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.074%	3,554,712	3,538,930
USI, Inc.(f),(g)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 11/22/2029	9.140%	2,997,007	2,986,398
Term Loan
3-month Term SOFR + 3.250% 09/27/2030	8.640%	1,834,695	1,827,246
USI, Inc.(f),(g),(h)
Term Loan
1-month Term SOFR + 3.250% 09/27/2030	8.578%	217,578	216,219
Total			16,496,350
Railroads 0.2%
Genesee & Wyoming, Inc.(f),(g)
Term Loan
3-month Term SOFR + 2.000% 12/30/2026	7.490%	1,944,584	1,942,154
Restaurants 2.1%
1011778 BC ULC(f),(g)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/23/2030	7.574%	3,711,051	3,673,012
Carrols Restaurant Group, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% 04/30/2026	8.674%	2,402,017	2,328,660
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dave & Buster’s, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 06/29/2029	9.188%	2,779,911	2,771,793
IRB Holding Corp.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	8.424%	2,618,538	2,587,980
Whatabrands LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/03/2028	8.439%	4,702,951	4,653,476
Total			16,014,921
Retailers 1.7%
Great Outdoors Group LLC(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.402%	5,014,748	4,969,816
Harbor Freight Tools USA, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/19/2027	8.189%	3,376,392	3,330,304
PetSmart LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.174%	2,392,636	2,360,240
Restoration Hardware, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.674%	2,426,086	2,284,160
Total			12,944,520
Technology 20.3%
Adeia, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/08/2028	8.939%	3,788,377	3,766,291
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.924%	2,161,955	2,007,245

14	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.174%	4,246,828	3,570,861
athenahealth Group, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.577%	3,604,292	3,486,503
Atlas CC Acquisition Corp.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.934%	2,922,048	2,695,589
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.934%	594,315	548,255
Autodata(f),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 05/30/2026	8.934%	675,291	670,226
Avaya, Inc.(f),(g),(i)
Term Loan
1-month Term SOFR + 8.500% Floor 1.000% 08/01/2028	13.824%	1,788,679	1,568,081
Barracuda Parent LLC(f),(g),(h)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.883%	3,646,667	3,468,892
Camelot U.S. Acquisition LLC(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 10/30/2026	8.439%	2,269,269	2,265,298
1-month Term SOFR + 3.000% 10/30/2026	8.439%	1,870,479	1,866,982
Central Parent LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.000% 07/06/2029	9.406%	4,487,034	4,457,689
Cloud Software Group, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.990%	2,512,109	2,383,640
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloudera, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.174%	2,686,062	2,580,849
Coherent Corp.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	8.189%	3,137,862	3,127,068
CoreLogic, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.939%	3,675,000	3,330,469
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
05/01/2024	10.500%	1,913,504	1,092,477
Cyxtera DC Holdings, Inc.(f),(g),(j)
Debtor In Possession Term Loan
1-month Term SOFR + 8.500% Floor 1.000% 12/07/2023	13.950%	576,103	575,929
Dawn Acquisition LLC(f),(g)
Term Loan
3-month Term SOFR + 3.750% 12/31/2025	9.402%	5,168,613	4,349,698
DCert Buyer, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	9.324%	4,385,638	4,300,688
Dun & Bradstreet Corp. (The)(f),(g)
Term Loan
1-month Term SOFR + 2.750% 02/06/2026	8.176%	3,446,723	3,441,346
Tranche B2 Term Loan
1-month Term SOFR + 3.000% 01/18/2029	8.326%	988,769	986,050
Endurance International Group Holdings, Inc.(f),(g)
Term Loan
6-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	9.422%	2,951,932	2,732,397
Entegris, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 07/06/2029	7.890%	1,576,637	1,577,149
Gen Digital, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/12/2029	7.424%	3,007,646	2,978,833

Columbia Floating Rate Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GoTo Group, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.750% 08/31/2027	10.283%	5,380,701	3,384,084
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(f),(g)
Term Loan
3-month Term SOFR + 4.250% 07/18/2030	9.740%	2,708,161	2,681,757
Idemia Group SAS(f),(g)
Tranche B4 Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 09/30/2028	10.140%	3,035,140	3,033,258
Idera, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/02/2028	9.272%	3,631,449	3,556,569
Informatica LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% 10/27/2028	8.189%	4,666,573	4,647,626
ION Trading Finance Ltd.(f),(g)
Term Loan
3-month Term SOFR + 4.750% 04/01/2028	10.240%	2,944,068	2,842,881
Loyalty Ventures, Inc.(c),(e),(f)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	13,584
Lummus Technology Holdings V LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 1.000% 06/30/2027	8.939%	2,324,876	2,307,741
McAfee Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.165%	4,041,960	3,857,808
Mitchell International, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	9.189%	3,286,283	3,202,746
Mitnick Corporate Purchaser, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.983%	1,195,839	1,113,255
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Monotype Imaging Holdings, Inc.(c),(f),(g)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 10/09/2026	10.490%	1,886,500	1,895,932
MYOB US Borrower LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	9.324%	1,579,875	1,552,227
Natel Engineering Co., Inc.(f),(g)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.691%	2,834,901	2,409,666
Neptune BidCo US, Inc.(f),(g)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	10.257%	1,553,247	1,341,618
Nielsen Consumer, Inc.(f),(g)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.574%	1,757,740	1,685,234
Open Text Corp.(f),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	8.174%	4,004,399	3,999,954
Peraton Corp.(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.174%	4,886,176	4,788,452
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	13.233%	995,348	958,022
Presidio Holdings, Inc.(f),(g)
Term Loan
3-month Term SOFR + 3.500% 01/22/2027	8.981%	3,451,409	3,444,230
Proofpoint, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.689%	2,962,462	2,909,789
Rackspace Technology Global, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 02/15/2028	8.206%	4,163,447	1,814,888

16	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology LLC(f),(g)
Term Loan
3-month Term SOFR + 4.500% 07/01/2028	9.890%	438,475	281,720
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.674%	273,600	232,390
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.939%	722,416	613,151
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.939%	1,128,866	958,125
Sophia LP(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/07/2027	8.924%	3,246,953	3,202,308
Sovos Compliance LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.939%	4,372,287	4,276,097
Tempo Acquisition LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/31/2028	8.074%	4,883,100	4,875,483
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.764%	2,918,080	2,900,163
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.764%	2,517,589	2,511,924
Veritas US, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 5.000% Floor 1.000% 09/01/2025	10.439%	2,396,844	2,019,652
Verscend Holdings Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/27/2025	9.439%	3,927,102	3,921,368
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virtusa Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	9.174%	3,426,262	3,395,220
Worldpay(f),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 09/20/2030	8.334%	3,068,053	3,043,754
Total			153,501,181
Transportation Services 0.9%
Dynasty Acquisition Co.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 4.000% 08/24/2028	9.324%	2,140,785	2,114,025
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/24/2028	9.324%	917,479	906,011
First Student Bidco, Inc.(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.501%	2,112,943	2,044,928
3-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	9.490%	1,174,111	1,147,940
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.652%	794,158	768,594
3-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	9.490%	82,160	80,328
Total			7,061,826
Wireless 0.7%
Altice France SA(f),(g)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.894%	2,331,555	2,066,340
Crown Subsea Communications Holding, Inc.(f),(g)
Term Loan
1-month Term SOFR + 5.000% Floor 0.750% 04/27/2027	10.429%	2,000,000	1,996,660

Columbia Floating Rate Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(f),(g)
Term Loan
1-month Term SOFR + 1.750% 04/11/2025	7.180%	1,266,526	1,265,564
Total			5,328,564
Total Senior Loans (Cost $686,682,669)			664,805,052

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(k),(l)	51,869,672	51,854,111
Total Money Market Funds (Cost $51,852,741)		51,854,111
Total Investments in Securities (Cost: $800,123,588)		766,305,157
Other Assets & Liabilities, Net		(9,435,490)
Net Assets		756,869,667
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2023, the total value of these securities amounted to $2, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $34,036,556, which represents 4.50% of total net assets.
(e)	Represents a security in default.
(f)	The stated interest rate represents the weighted average interest rate at October 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	100,083,642	54,583,749	(102,815,663)	2,383	51,854,111	6,062	776,332	51,869,672
18	Columbia Floating Rate Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, October 31, 2023 (Unaudited)
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund | First Quarter Report 2023	19

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1QT149_07_N01_(12/23)